December 26, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Popular Total Return Fund, Inc. (the “Fund”)
File Nos. 333-259161 and 811-23695

Ladies and Gentlemen:

On behalf of the Fund and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that the Fund’s Prospectus and Statement of Additional Information, each dated December 20, 2023, that would have been filed under paragraph (c) of Rule 497 of the Securities Act would not have differed from the Prospectus and Statement of Additional Information, each dated December 20, 2023, contained in Post-Effective Amendment No. 2 under the Securities Act and Amendment No. 7 under the Investment Company Act of 1940, as amended, to the Fund’s Registration Statement on Form N-1A, which was filed on December 20, 2023 (Accession No. 0001398344-23-023052).

Sincerely,

/s/ Angel M. Rivera
Angel M. Rivera
President